Cash Generated by Operations - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of cash flows [abstract]
Borrowing facilities available for future operation activities and future capital commitments	$ 61.2	$ 163.4	$ 177.9